COMMITMENTS AND CONTINGENCIES (Details)		0 Months Ended
	Dec. 31, 2012 CAD	Nov. 14, 2006 MEC Meadows Holdback Agreement USD ($)	Feb. 15, 2011 Civil conspiracy, false light invasion of privacy and defamation USD ($)
Commitments and contingencies
Compensatory damages			$ 300,000,000
Punitive damages			300,000,000
Contractual commitments related to construction and development projects and environmental and appraisal reports	9,100,000
Amount receivable on sale of meadows (including additional amount receivable on this sale)		25,000,000
Term over which amount receivable on sale of meadows		5 years
Letters of credit outstanding	1,100,000
Future minimum rental payments to be paid under operating leases
2013	421,000
2014	421,000
2015	421,000
2016	421,000
2017	208,000
Thereafter	453,000
Total	2,345,000